FINANCE EXPENSE	12 Months Ended
Jun. 30, 2025
Finance Expense [Abstract]
FINANCE EXPENSE	FINANCE EXPENSE

ACCOUNTING POLICY
Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities, the discount recognised on payments made under protest and foreign exchange losses.

Amounts in R million	Note	2025	2024	2023

Interest on financial liabilities measured at amortised cost#		(1.5)	(1.5)	(1.4)
Unwinding of provision for environmental rehabilitation	11	(58.6)	(56.3)	(46.2)
Discount recognised on payments made under protest	25	(3.3)	(14.0)	(19.0)
Interest on lease liabilities#	10.2	(2.3)	(3.0)	(3.8)
Realised foreign exchange loss		—	(1.6)	—
Other finance expenses#		(7.7)	—	(0.3)
		(73.4)	(76.4)	(70.7)
Cash interest paid consists of items denoted above (#).